Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds II
Entity Central Index Key	0001398078
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
C000172902 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Global Dividend Portfolio
Class Name	Class K Shares
Trading Symbol	BKBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Global Dividend Portfolio (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$83	0.74%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Class K Shares returned 24.25%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 30.27%.
What contributed to absolute performance?
At the individual stock level, Taiwan Semiconductor Manufacturing Co. Ltd led positive contributions as the company's leading position in advanced chip fabrication continued to attract investor interest. As AI-driven demand intensified over the period, the company posted a series of record results while signaling conviction in the long-term demand trajectory by raising capital expenditure guidance. U.S. semiconductor company Broadcom, Inc. outperformed on robust AI semiconductor demand, progress on integrating its offerings into a subscription-based cloud platform, a share buyback, and increasing investor conviction in its positioning in application-specific chips. MediaTek, Inc., the Taiwanese chip manufacturer, also contributed notably as investors focused on its rapidly growing role in AI infrastructure driven by the company's positioning in manufacturing Tensor Processing Units. The position was trimmed as MediaTek’s key smartphone end-market faces headwinds from higher memory prices.
What detracted from absolute performance?
At the individual stock level, U.K. information and analytics company RELX plc detracted on concerns around the potential for AI to erode the competitive moats of data services providers. The position was exited as the risk-reward became less compelling, reflecting elevated valuations and increased scrutiny on business models across the sector. Equifax, Inc., the U.S. information services company, also detracted with weakness driven by a combination of changing competitive dynamics around credit scoring and continued softness in U.S. mortgage originations. The position has been maintained as the opening up of the scoring market could provide long-term opportunities for credit bureaus. SAP SE, the German enterprise software company, was another laggard as fears of AI disruption weighed on the sector, while a weaker-than-expected cloud backlog signaled a more cautious spending environment. The position was eliminated reflecting the stock’s elevated valuation and less compelling risk-reward.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	24.25%	8.72%	9.45%
MSCI All Country World Index (Net)	30.27	11.45	12.81

Performance Inception Date	Jun. 08, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 890,370,924
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 5,651,494
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$890,370,924
Number of Portfolio Holdings	50
Net Investment Advisory Fees	$5,651,494
Portfolio Turnover Rate	61%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Geographic allocation
Country	Percent of Net Assets
United States	54.1%
United Kingdom	9.9%
Japan	6.6%
Taiwan	5.9%
South Korea	5.0%
China	3.2%
Spain	2.9%
France	2.9%
Germany	2.4%
Canada	2.2%
Other#	4.2%
Other Assets Less Liabilities	0.7%
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	5.0%
Broadcom, Inc.	4.9%
Alphabet, Inc., Class A	4.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.6%
Apple Inc.	3.2%
Samsung Electronics Co. Ltd.	3.2%
BAE Systems PLC	2.6%
Shell PLC	2.5%
Coca-Cola Co. (The)	2.5%
Allianz SE, Registered Shares	2.4%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	5.0%
Broadcom, Inc.	4.9%
Alphabet, Inc., Class A	4.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.6%
Apple Inc.	3.2%
Samsung Electronics Co. Ltd.	3.2%
BAE Systems PLC	2.6%
Shell PLC	2.5%
Coca-Cola Co. (The)	2.5%
Allianz SE, Registered Shares	2.4%
(a)Excludes short-term securities.
C000058059 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Global Dividend Portfolio
Class Name	Investor C Shares
Trading Symbol	BCBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Global Dividend Portfolio (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$209	1.88%

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	1.88%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor C Shares returned 22.79%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 30.27%.
What contributed to absolute performance?
At the individual stock level, Taiwan Semiconductor Manufacturing Co. Ltd led positive contributions as the company's leading position in advanced chip fabrication continued to attract investor interest. As AI-driven demand intensified over the period, the company posted a series of record results while signaling conviction in the long-term demand trajectory by raising capital expenditure guidance. U.S. semiconductor company Broadcom, Inc. outperformed on robust AI semiconductor demand, progress on integrating its offerings into a subscription-based cloud platform, a share buyback, and increasing investor conviction in its positioning in application-specific chips. MediaTek, Inc., the Taiwanese chip manufacturer, also contributed notably as investors focused on its rapidly growing role in AI infrastructure driven by the company's positioning in manufacturing Tensor Processing Units. The position was trimmed as MediaTek’s key smartphone end-market faces headwinds from higher memory prices.
What detracted from absolute performance?
At the individual stock level, U.K. information and analytics company RELX plc detracted on concerns around the potential for AI to erode the competitive moats of data services providers. The position was exited as the risk-reward became less compelling, reflecting elevated valuations and increased scrutiny on business models across the sector. Equifax, Inc., the U.S. information services company, also detracted with weakness driven by a combination of changing competitive dynamics around credit scoring and continued softness in U.S. mortgage originations. The position has been maintained as the opening up of the scoring market could provide long-term opportunities for credit bureaus. SAP SE, the German enterprise software company, was another laggard as fears of AI disruption weighed on the sector, while a weaker-than-expected cloud backlog signaled a more cautious spending environment. The position was eliminated reflecting the stock’s elevated valuation and less compelling risk-reward.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	22.79%	7.49%	8.43%
Investor C Shares (with sales charge)	21.79	7.49	8.43
MSCI All Country World Index (Net)	30.27	11.45	12.81

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 890,370,924
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 5,651,494
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$890,370,924
Number of Portfolio Holdings	50
Net Investment Advisory Fees	$5,651,494
Portfolio Turnover Rate	61%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Geographic allocation
Country	Percent of Net Assets
United States	54.1%
United Kingdom	9.9%
Japan	6.6%
Taiwan	5.9%
South Korea	5.0%
China	3.2%
Spain	2.9%
France	2.9%
Germany	2.4%
Canada	2.2%
Other#	4.2%
Other Assets Less Liabilities	0.7%
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	5.0%
Broadcom, Inc.	4.9%
Alphabet, Inc., Class A	4.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.6%
Apple Inc.	3.2%
Samsung Electronics Co. Ltd.	3.2%
BAE Systems PLC	2.6%
Shell PLC	2.5%
Coca-Cola Co. (The)	2.5%
Allianz SE, Registered Shares	2.4%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	5.0%
Broadcom, Inc.	4.9%
Alphabet, Inc., Class A	4.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.6%
Apple Inc.	3.2%
Samsung Electronics Co. Ltd.	3.2%
BAE Systems PLC	2.6%
Shell PLC	2.5%
Coca-Cola Co. (The)	2.5%
Allianz SE, Registered Shares	2.4%
(a)Excludes short-term securities.
C000058058 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Global Dividend Portfolio
Class Name	Investor A Shares
Trading Symbol	BABDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Global Dividend Portfolio (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$119	1.06%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor A Shares returned 23.88%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 30.27%.
What contributed to absolute performance?
At the individual stock level, Taiwan Semiconductor Manufacturing Co. Ltd led positive contributions as the company's leading position in advanced chip fabrication continued to attract investor interest. As AI-driven demand intensified over the period, the company posted a series of record results while signaling conviction in the long-term demand trajectory by raising capital expenditure guidance. U.S. semiconductor company Broadcom, Inc. outperformed on robust AI semiconductor demand, progress on integrating its offerings into a subscription-based cloud platform, a share buyback, and increasing investor conviction in its positioning in application-specific chips. MediaTek, Inc., the Taiwanese chip manufacturer, also contributed notably as investors focused on its rapidly growing role in AI infrastructure driven by the company's positioning in manufacturing Tensor Processing Units. The position was trimmed as MediaTek’s key smartphone end-market faces headwinds from higher memory prices.
What detracted from absolute performance?
At the individual stock level, U.K. information and analytics company RELX plc detracted on concerns around the potential for AI to erode the competitive moats of data services providers. The position was exited as the risk-reward became less compelling, reflecting elevated valuations and increased scrutiny on business models across the sector. Equifax, Inc., the U.S. information services company, also detracted with weakness driven by a combination of changing competitive dynamics around credit scoring and continued softness in U.S. mortgage originations. The position has been maintained as the opening up of the scoring market could provide long-term opportunities for credit bureaus. SAP SE, the German enterprise software company, was another laggard as fears of AI disruption weighed on the sector, while a weaker-than-expected cloud backlog signaled a more cautious spending environment. The position was eliminated reflecting the stock’s elevated valuation and less compelling risk-reward.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	23.88%	8.38%	9.10%
Investor A Shares (with sales charge)	17.37	7.22	8.51
MSCI All Country World Index (Net)	30.27	11.45	12.81

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 890,370,924
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 5,651,494
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$890,370,924
Number of Portfolio Holdings	50
Net Investment Advisory Fees	$5,651,494
Portfolio Turnover Rate	61%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Geographic allocation
Country	Percent of Net Assets
United States	54.1%
United Kingdom	9.9%
Japan	6.6%
Taiwan	5.9%
South Korea	5.0%
China	3.2%
Spain	2.9%
France	2.9%
Germany	2.4%
Canada	2.2%
Other#	4.2%
Other Assets Less Liabilities	0.7%
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	5.0%
Broadcom, Inc.	4.9%
Alphabet, Inc., Class A	4.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.6%
Apple Inc.	3.2%
Samsung Electronics Co. Ltd.	3.2%
BAE Systems PLC	2.6%
Shell PLC	2.5%
Coca-Cola Co. (The)	2.5%
Allianz SE, Registered Shares	2.4%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	5.0%
Broadcom, Inc.	4.9%
Alphabet, Inc., Class A	4.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.6%
Apple Inc.	3.2%
Samsung Electronics Co. Ltd.	3.2%
BAE Systems PLC	2.6%
Shell PLC	2.5%
Coca-Cola Co. (The)	2.5%
Allianz SE, Registered Shares	2.4%
(a)Excludes short-term securities.
C000058057 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Global Dividend Portfolio
Class Name	Institutional Shares
Trading Symbol	BIBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Global Dividend Portfolio (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$91	0.81%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Institutional Shares returned 24.14%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 30.27%.
What contributed to absolute performance?
At the individual stock level, Taiwan Semiconductor Manufacturing Co. Ltd led positive contributions as the company's leading position in advanced chip fabrication continued to attract investor interest. As AI-driven demand intensified over the period, the company posted a series of record results while signaling conviction in the long-term demand trajectory by raising capital expenditure guidance. U.S. semiconductor company Broadcom, Inc. outperformed on robust AI semiconductor demand, progress on integrating its offerings into a subscription-based cloud platform, a share buyback, and increasing investor conviction in its positioning in application-specific chips. MediaTek, Inc., the Taiwanese chip manufacturer, also contributed notably as investors focused on its rapidly growing role in AI infrastructure driven by the company's positioning in manufacturing Tensor Processing Units. The position was trimmed as MediaTek’s key smartphone end-market faces headwinds from higher memory prices.
What detracted from absolute performance?
At the individual stock level, U.K. information and analytics company RELX plc detracted on concerns around the potential for AI to erode the competitive moats of data services providers. The position was exited as the risk-reward became less compelling, reflecting elevated valuations and increased scrutiny on business models across the sector. Equifax, Inc., the U.S. information services company, also detracted with weakness driven by a combination of changing competitive dynamics around credit scoring and continued softness in U.S. mortgage originations. The position has been maintained as the opening up of the scoring market could provide long-term opportunities for credit bureaus. SAP SE, the German enterprise software company, was another laggard as fears of AI disruption weighed on the sector, while a weaker-than-expected cloud backlog signaled a more cautious spending environment. The position was eliminated reflecting the stock’s elevated valuation and less compelling risk-reward.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	24.14%	8.64%	9.37%
MSCI All Country World Index (Net)	30.27	11.45	12.81

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 890,370,924
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 5,651,494
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$890,370,924
Number of Portfolio Holdings	50
Net Investment Advisory Fees	$5,651,494
Portfolio Turnover Rate	61%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Geographic allocation
Country	Percent of Net Assets
United States	54.1%
United Kingdom	9.9%
Japan	6.6%
Taiwan	5.9%
South Korea	5.0%
China	3.2%
Spain	2.9%
France	2.9%
Germany	2.4%
Canada	2.2%
Other#	4.2%
Other Assets Less Liabilities	0.7%
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	5.0%
Broadcom, Inc.	4.9%
Alphabet, Inc., Class A	4.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.6%
Apple Inc.	3.2%
Samsung Electronics Co. Ltd.	3.2%
BAE Systems PLC	2.6%
Shell PLC	2.5%
Coca-Cola Co. (The)	2.5%
Allianz SE, Registered Shares	2.4%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	5.0%
Broadcom, Inc.	4.9%
Alphabet, Inc., Class A	4.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.6%
Apple Inc.	3.2%
Samsung Electronics Co. Ltd.	3.2%
BAE Systems PLC	2.6%
Shell PLC	2.5%
Coca-Cola Co. (The)	2.5%
Allianz SE, Registered Shares	2.4%
(a)Excludes short-term securities.